ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK (Tables)	3 Months Ended
Mar. 31, 2025
Additional information [abstract]
Summary of Restricted Assets
As of the indicated dates, there are restrictions on the free availability of the following assets:
Banco de Galicia y Buenos Aires S.A.U.
a)    Cash at Banks and Government Securities

Items	03.31.25	12.31.24
For Operations in A3 Mercados S.A. and BYMA	117,470,926	95,105,445
For Capacity of Repo Transactions	—	23,550,239
For Operations with Debit/Credit Cards	118,796,646	118,725,137
For Attachments	13,058	14,177
Minimum Offsetting Entry required to Operate as CNV Agents	2,239,278	2,271,049
Guarantees of the Competitiveness Program for Regional Economies (IDB - FONDEFIN)	8,397	8,516
For Other Operations (includes Deposits as Collateral from Rentals)	250,555	256,249
For Forward Purchases for Repurchase Transactions	—	211,952,156
For Surety Guarantees	154,408,926	47,128,591
b)    Escrow Accounts
Escrow accounts have been opened in the Argentine Central Bank for the operations related to the electronic clearing houses, cancellation checks and other similar operations which as of the indicated dates amounted to:

Items	03.31.25	12.31.24
Escrow Accounts	298,244,541	289,395,552

Items	03.31.25	12.31.24
Fondo de Riesgo de Garantizar S.G.R.	25,751,269	22,746,344
Don Mario S.G.R.	1,743,746	2,388,521
Móvil S.G.R.	2,532,700	2,749,730
Potenciar S.G.R.	5,018,353	5,448,381
Bind Garantías S.G.R.	550,000	597,130
Aval Ganadero S.G.R.	480,000	521,132
Campo Aval S.G.R.	100,000	108,569
Argentina Ciudad S.G.R.	200,000	—
Neuquen Pymes S.G.R.	100,000	—
Banco de Galicia y Buenos Aires S.A.U.
a)    Cash at Banks and Government Securities

Items	03.31.25	12.31.24
For Operations in A3 Mercados S.A. and BYMA	121,451,961	154,329,554
For Capacity of Repo Transactions	289,526	24,420,751
For Operations with Debit/Credit Cards	44,403,009	36,975,390
For Attachments	653,265	709,127
Minimum Offsetting Entry required to Operate as CNV Agents	609,249	332,142
For Other Operations (includes Deposits as Collateral from Rentals)	144,797	153,296
For Surety Guarantees	—	124,011,157
b)    Escrow Accounts

Items	03.31.25	12.31.24
Escrow Accounts	113,383,547	119,865,239
Inviu S.A.U.

Items	03.31.25	12.31.24
Minimum Offsetting Entry required to Operate as CNV Agents	449,820	449,105
Deposits as Collateral	797,223	1,462,639
Naranja Digital Compañía Financiera S.A.U.
Escrow accounts have been opened in the Argentine Central Bank for the operations related to the electronic clearing houses, cancellation checks and other similar operations which as of the indicated date amounted to:

Items	03.31.25	12.31.24
Escrow Accounts	29,428,259	101,338,483
Tarjeta Naranja S.A.U.

Items	03.31.25	12.31.24
Guarantees related to Rental Contracts	27,787	25,665
Guarantees related to consumer transactions with credit card abroad	8,123,261	5,025,384
Galicia Asset Management S.A.U.

Items	03.31.25	12.31.24
Minimum offsetting entry required to operate as Escrow Agent for Collective Investment Products, Mutual Funds as required by the CNV(*)	814,323	817,950
(*) As of March 31, 2025, it corresponds to 17,000,000 shares of the FIMA Mix I Class “C” Fund.
GGAL Asset Management S.A. S.G.F.C.I.

Items	03.31.25	12.31.24
Minimum offsetting entry required to operate as Escrow Agent for Collective Investment Products, Mutual Funds as required by the CNV(*)	11,724,029	9,345,622
(*) As of March 31, 2025, it corresponds to 16,093,583 shares of the HF Pesos Fund. and 44,970,688 HF Pesos Plus Fund.
Galicia Securities S.A.U.

Items	03.31.25	12.31.24
For Activities in the Market	1,100,145	1,466,656
Minimum Offsetting Entry required to Operate as CNV Agents	518,400	516,789
Deposits as Collateral	298,226	311,146
Sudamericana Holding S.A.

Items	03.31.25	12.31.24
For Attachments (*)	362,343	364,293
(*) Related to lawsuits and claims related to insurance activities.
GGAL Seguros S.A. y GGAL Seguros de Retiro S.A.

Items	03.31.25	12.31.24
For Attachments (*)	321,356	329,602
Collateral deposits associated with legal proceedings	748,936	741,193
(*) Related to lawsuits and claims related to insurance activities.

Galicia Holdings US Inc.

Items	03.31.25	12.31.24
Guarantees related to Rental Contracts	149,422	—
The total assets of restricted availability for the items indicated in the aforementioned controlled companies, as of the indicated dates, is as follows:

Items	03.31.25	12.31.24
Total Restricted Availability Assets	1,063,707,279	1,405,958,101

Summary of Trust Activities
Purpose: In order to guarantee compliance with contractual obligations, the parties to these agreements have agreed to deliver to Banco de Galicia y Buenos Aires S.A.U., as fiduciary property, amounts to be applied according to the following breakdown:

Contract date	Trustor	Balances	Maturity(*)
11.23.11	Exxon Mobil	359,352	04.19.27
09.12.14	Coop. de Trab. Portuarios	8,130	09.12.26
	Total	367,482
(*) These amounts shall be released monthly until settlement date of trustor obligations or maturity date, whichever occurs first.
b)    Financial Trust Contracts:
Purpose: To administer and exercise the fiduciary ownership of the trust assets until the redemption of debt securities and participation certificates:

Contract date	Trust	Balances of Trust Funds	Maturity (*)
12.06.06	GAS I	1,120,975	12.31.25
05.14.09	GAS II	22,140,545	12.31.25
06.08.11	MILA III	139,741	12.31.25
09.01.11	MILA IV	36,358	12.31.25
	Total	23,437,619
(*) Estimated date since maturity date shall occur at the time of the distribution of all of trust assets.
Summary of Balances of the Mutual Funds
The equity of the Mutual Funds is detailed below as of the indicated dates:

Investment Mutual Fund - Equity	03.31.25	12.31.24
Fima Acciones	101,400,829	127,974,646
Fima P.B. Acciones	62,653,711	71,883,330
Fima Renta En Pesos	114,149,426	129,999,535
Fima Ahorro Pesos	399,020,513	450,833,595
Fima Renta Plus	84,832,905	97,794,168
Fima Premium	6,749,579,097	6,241,955,502
Fima Ahorro Plus	361,865,513	421,021,790
Fima Capital Plus	130,560,892	155,560,676
Fima Abierto Pymes	15,883,070	13,973,412
Fima Mix I	28,378,812	30,885,545
Fima Mix II	8,290,127	9,706,919
Fima Renta Fija Internacional	4,006,985	4,390,512
Fima Sustentable ASG	4,009,122	3,587,673
Fima Acciones Latinoamericanas Dólares	473,625	428,571
Fima Renta Fija Dólares	332,246,568	70,449,895
Fima Mix Dólares	135,253,259	150,650,462
Total	8,532,604,454	7,981,096,231

Investment Mutual Fund - Equity	03.31.25	12.31.24
HF Pesos	965,051,201	944,228,648
HF Pesos Plus	187,556,727	203,850,870
HF Infraestructura PPEReI	62,430,319	76,523,171
HF Renta Fija Argentina	31,749,400	40,633,323
HF Acciones Líderes	33,357,692	37,690,195
HF Retorno Total	29,555,351	35,283,384
HF Renta Fija Estratégica	33,379,177	33,899,689
HF Desarrollo Abierto Pymes	30,640,200	30,207,152
HF Pesos Renta Fija	19,175,721	29,958,365
HF Acciones Argentinas	21,385,911	25,171,319
HF Balanceado	21,706,396	24,838,376
HF Renta Dólares	8,392,605	9,111,408
HF Infraestructura II	8,567,640	8,314,899
Roble Ahorro en Dólares	442,004	461,159
HF Multimercado (*)	—	1,120
Total	1,453,390,344	1,500,173,078
(*) As of March 21, 2025, the fund had no quota holders or assets due to a redemption made by the only quota holder (GGAL Asset Management S.A. S.G.F.C.I.).

Summary of Compliance with Minimum Cash Requirements
As of March 31, 2025, the balances recorded in the regulatory items are the following:
For Banco de Galicia y Buenos Aires S.A.U.:

		In currency
Item	Ps.	Thousand US$	Euros(*)
Checking Accounts held in the Argentine Central Bank	274,599,870	2,054,072	27
Special Accounts in the Argentine Central Bank	294,971,763	9,540	—
National Treasury Bonds in Argentine Pesos Computable for Minimum	227,602,302	—	—
Argentine Government Securities	1,049,666,438	—	—
Total in Concept of Integration of the Minimum Cash	1,846,840,373	2,063,612	27
(*) Stated in thousand US$.
For Banco GGAL S.A.:

		In currency
Item	Ps.	Thousand US$
Checking Accounts held in the Argentine Central Bank	78,000,000	430,990
Special Guarantee Accounts benefiting electronic clearinghouses	101,292,902	11,259
Total in Concept of Integration of the Minimum Cash	179,292,902	442,249

Summary of Minimum Capital Position on Individual Basis
The determination of the minimum capital position on Banco Galicia's consolidated basis is detailed below: Balances are disclosed in accordance with the standard and currency in force in each period/fiscal year.

Items	03.31.25	12.31.24
Capital Requirement	2,125,401,375	1,982,273,229
Integration	6,321,548,558	5,240,285,104
Excess of Integration	4,196,147,183	3,258,011,875